Fair Value Measurement - Schedule of Carrying Amounts and Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	$ 0	$ 1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Estimate of Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	0	1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Estimate of Fair Value Measurement | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	26,646	23,609
Fair Value, Inputs, Level 3 | Reported Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants liabilities	0	1,874
Derivative asset	1,104	0
Fair Value, Inputs, Level 3 | Reported Value Measurement | SIF Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	30,168	27,536
Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	2,371	2,462
Fair Value, Inputs, Level 2 | Reported Value Measurement | FedDev Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 2,371	$ 2,462